Brighthouse Access Annuity
issued by
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
Supplement Dated April 29, 2019
to the Prospectus Dated April 28, 2008
This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Brighthouse Access Annuity (the “Contract”) issued by Brighthouse Life Insurance Company (“We”, “Us”, or “the Company”). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.
You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A
Brighthouse Small Cap Value Portfolio — Class B
Brighthouse/Wellington Large Cap Research Portfolio — Class E
Clarion Global Real Estate Portfolio — Class A
ClearBridge Aggressive Growth Portfolio — Class A
Harris Oakmark International Portfolio — Class A
Invesco Comstock Portfolio — Class B
Oppenheimer Global Equity Portfolio — Class B
PIMCO Inflation Protected Bond Portfolio — Class A
PIMCO Total Return Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
Victory Sycamore Mid Cap Value Portfolio — Class B
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse/Wellington Balanced Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Frontier Mid Cap Growth Portfolio — Class D
MetLife Stock Index Portfolio — Class B
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class A
Neuberger Berman Genesis Portfolio — Class A
T. Rowe Price Large Cap Growth Portfolio — Class B
T. Rowe Price Small Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Western Asset Management U.S. Government Portfolio — Class A
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio
Dynamic Capital Appreciation Portfolio
Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio
ClearBridge Variable Appreciation Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund

Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix A — Additional Information Regarding Underlying Funds" for more information.
In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Underlying Funds available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from US. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Us electronically by contacting us at www.brighthousefinancial.com to enroll.
You may elect to receive all future reports in paper free of charge. You can inform Us that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Underlying Funds available under your contract.
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see “Charges and Deductions — Premium Tax”) or other taxes, which may be applicable.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Contract Administrative Charge
Annual Contract Administrative Charge	$30 (1)
Annual Separate Account Charges
(as a percentage of the average daily net assets of the Separate Account)
Mortality & Expense Risk Charge	1.25% (2)
Administrative Expense Charge	0.15%
Total Annual Separate Account Charges	1.40%

(1)	We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
(2)	We will waive the following amounts of the Mortality & Expense Risk Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio. We will also waive an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentages for the Subaccounts investing in each of the following Portfolios: 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio — Class A; 0.91% for the Subaccount investing in the Pioneer Fund Portfolio — Class A; 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio — Class B; 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio — Class B; 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio — Class A; 1.18% for the Subaccount investing in the MFS® Research International Portfolio — Class B; 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio — Class B; 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio — Class B; 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio — Class B; 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio — Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio — Class B; and 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio — Class B.
Underlying Fund Expenses as of December 31, 2018 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund’s management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 804-842-9325.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	1.43%
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Underlying Fund Fees and Expenses as of December 31, 2018
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	0.52%	0.25%	0.03%	—	0.80%	—	0.80%
American Funds Growth Fund	0.32%	0.25%	0.02%	—	0.59%	—	0.59%
American Funds Growth-Income Fund	0.26%	0.25%	0.02%	—	0.53%	—	0.53%
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A	0.60%	—	0.09%	—	0.69%	—	0.69%
Brighthouse Small Cap Value Portfolio — Class B	0.75%	0.25%	0.03%	0.08%	1.11%	0.01%	1.10%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A††	0.89%	—	0.10%	—	0.99%	0.05%	0.94%
Brighthouse/Wellington Large Cap Research Portfolio — Class E	0.56%	0.15%	0.02%	—	0.73%	0.04%	0.69%
Clarion Global Real Estate Portfolio — Class A	0.61%	—	0.05%	—	0.66%	0.01%	0.65%
ClearBridge Aggressive Growth Portfolio — Class A	0.56%	—	0.02%	—	0.58%	0.02%	0.56%
Harris Oakmark International Portfolio — Class A	0.77%	—	0.04%	—	0.81%	0.02%	0.79%
Invesco Comstock Portfolio — Class B	0.56%	0.25%	0.03%	—	0.84%	0.02%	0.82%
MFS® Research International Portfolio — Class B†	0.70%	0.25%	0.05%	—	1.00%	0.10%	0.90%
Morgan Stanley Discovery Portfolio — Class B††	0.64%	0.25%	0.04%	—	0.93%	0.02%	0.91%
Oppenheimer Global Equity Portfolio — Class B	0.66%	0.25%	0.05%	—	0.96%	0.12%	0.84%
PIMCO Inflation Protected Bond Portfolio — Class A	0.47%	—	0.77%	—	1.24%	0.01%	1.23%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.26%	—	0.99%	0.03%	0.96%
T. Rowe Price Large Cap Value Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.05%	0.79%
T. Rowe Price Large Cap Value Portfolio — Class E††	0.57%	0.15%	0.02%	—	0.74%	0.05%	0.69%
Victory Sycamore Mid Cap Value Portfolio — Class B	0.65%	0.25%	0.04%	—	0.94%	0.09%	0.85%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	0.33%	—	0.10%	—	0.43%	—	0.43%
BlackRock Capital Appreciation Portfolio — Class A	0.69%	—	0.03%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.04%	—	0.39%	0.03%	0.36%
Brighthouse/Wellington Balanced Portfolio — Class A	0.46%	—	0.07%	—	0.53%	—	0.53%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.11%	0.61%
Frontier Mid Cap Growth Portfolio — Class D	0.71%	0.10%	0.04%	—	0.85%	0.02%	0.83%
MetLife Stock Index Portfolio — Class B	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MFS® Total Return Portfolio — Class F	0.56%	0.20%	0.06%	—	0.82%	—	0.82%
MFS® Value Portfolio — Class A	0.61%	—	0.02%	—	0.63%	0.06%	0.57%
Neuberger Berman Genesis Portfolio — Class A	0.82%	—	0.03%	—	0.85%	0.01%	0.84%
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Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
T. Rowe Price Large Cap Growth Portfolio — Class B	0.60%	0.25%	0.02%	—	0.87%	0.05%	0.82%
T. Rowe Price Small Cap Growth Portfolio — Class B	0.47%	0.25%	0.03%	—	0.75%	—	0.75%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	0.57%	—	0.03%	—	0.60%	0.06%	0.54%
Western Asset Management U.S. Government Portfolio — Class A	0.47%	—	0.03%	—	0.50%	0.03%	0.47%
Fidelity ® Variable Insurance Products — Service Class 2
Contrafund® Portfolio	0.54%	0.25%	0.08%	—	0.87%	—	0.87%
Dynamic Capital Appreciation Portfolio	0.54%	0.25%	0.15%	—	0.94%	—	0.94%
Mid Cap Portfolio	0.54%	0.25%	0.08%	—	0.87%	—	0.87%
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Developing Markets VIP Fund	1.05%	0.25%	0.12%	0.01%	1.43%	—	1.43%
Templeton Foreign VIP Fund	0.79%	0.25%	0.04%	0.02%	1.10%	0.02%	1.08%
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio	0.75%	—	0.04%	—	0.79%	—	0.79%
ClearBridge Variable Appreciation Portfolio	0.69%	—	0.04%	—	0.73%	—	0.73%
ClearBridge Variable Large Cap Growth Portfolio	0.70%	—	0.10%	—	0.80%	—	0.80%
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.07%	—	0.72%	—	0.72%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.08%	—	0.83%	—	0.83%
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	0.65%	—	0.65%	—	1.30%	0.41%	0.89%
†	Not available under all Contracts. Availability depends on Contract issue date.
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
The Annuity Contract

The Variable Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 804-842-9325 or through your registered representative. You should read the prospectuses for the Underlying Funds carefully. We do not guarantee the investment results of the Underlying Funds.
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The current Underlying Funds are listed below, along with their investment adviser and any subadviser:
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Small Cap Value Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Wellington Large Cap Research Portfolio — Class E	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Clarion Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
ClearBridge Aggressive Growth Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: ClearBridge Investments, LLC
Harris Oakmark International Portfolio — Class A	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
MFS ® Research International Portfolio — Class B†	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio — Class B††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
Oppenheimer Global Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond Portfolio — Class A	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio — Class B	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Large Cap Value Portfolio — Class E††	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class B	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse/Wellington Balanced Portfolio — Class A	Seeks long-term capital appreciation with some current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio — Class D	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
MetLife Stock Index Portfolio — Class B	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class A	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio — Class B	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Fidelity ® Variable Insurance Products — Service Class 2
Contrafund ® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation Portfolio	Seeks capital appreciation.	Fidelity Management & Research Company Subadviser: FMR Co., Inc.
Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company Subadviser: FMR Co., Inc.
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Developing Markets VIP Fund	Seeks long-term capital appreciation.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Appreciation Portfolio	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	Seeks capital appreciation and retention of net investment income.	1919 Investment Counsel, LLC
†	Not available under all Contracts. Availability depends on Contract issue date.
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
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Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix A — Additional Information Regarding Underlying Funds" for more information.
Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers.We monitor transfer activity in the following “Monitored Funds” for purposes of imposing our restrictions on frequent transfers. In addition, we monitor transfer activity in all other Funds of the American Funds Insurance Series® available under your Contract.
American Funds Global Growth Fund
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Harris Oakmark International Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
Oppenheimer Global Equity Portfolio
T. Rowe Price Small Cap Growth Portfolio
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
Other Information

The Insurance Company
Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.
BLIC is an indirectly wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Cybersecurity
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer
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orders from our website or with the Variable Funding Options; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Variable Funding Options invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Variable Funding Options will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Variable Funding Options invest.
Financial Statements
The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.
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Appendix A

Additional Information Regarding Underlying Funds
A certain Underlying Fund was subject to a name change. The chart below identifies the former name and new name of the Underlying Fund and the Trust of which the Underlying Fund is a part.
Underlying Fund Name Change
The following former Underlying Fund was renamed.
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
Morgan Stanley Mid Cap Growth Portfolio	Morgan Stanley DIscovery Portfolio

A-1

Brighthouse Access Select Annuity
issued by
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
Supplement Dated April 29, 2019
to the Prospectus Dated April 28, 2008
This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Brighthouse Access Select Annuity (the “Contract”) issued by Brighthouse Life Insurance Company (“We”, “Us”, or “the Company”). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.
You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A
Clarion Global Real Estate Portfolio — Class A
ClearBridge Aggressive Growth Portfolio — Class A
Harris Oakmark International Portfolio — Class A
Invesco Comstock Portfolio — Class B
MFS® Research International Portfolio — Class B
Oppenheimer Global Equity Portfolio — Class B
PIMCO Total Return Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Frontier Mid Cap Growth Portfolio — Class D
Jennison Growth Portfolio — Class B
MetLife Stock Index Portfolio — Class B
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class D
Neuberger Berman Genesis Portfolio — Class A
T. Rowe Price Large Cap Growth Portfolio — Class B
T. Rowe Price Small Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class B
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio
Mid Cap Portfolio
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio
ClearBridge Variable Appreciation Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Large Cap Value Portfolio

Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix A — Additional Information Regarding Underlying Funds" for more information.
In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Underlying Funds available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from US. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Us electronically by contacting us at www.brighthousefinancial.com to enroll.
You may elect to receive all future reports in paper free of charge. You can inform Us that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Underlying Funds available under your contract.
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see “Charges and Deductions — Premium Tax”) or other taxes, which may be applicable.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Contract Administrative Charge
Annual Contract Administrative Charge	$30 (1)
Annual Separate Account Charges
(as a percentage of the average daily net assets of the Separate Account)
Mortality & Expense Risk Charge	1.25% (2)
Administrative Expense Charge	0.15%
Total Annual Separate Account Charges	1.40%

(1)	We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
(2)	We will waive the following amounts of the Mortality & Expense Risk Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentage for the Subaccounts investing in each of the following Portfolios: 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio — Class A; 0.91% for the Subaccount investing in the Pioneer Fund Portfolio — Class A; 1.18% for the Subaccount investing in the MFS® Research International Portfolio — Class B; 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio — Class B; 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio — Class B; 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio — Class B; 0.84%.for the Subaccount investing in the Invesco Comstock Portfolio — Class B; 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio — Class B; and 0.88% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio — Class B.
Underlying Fund Expenses as of December 31, 2018 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund’s management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 804-842-9325.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	1.00%
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Underlying Fund Fees and Expenses as of December 31, 2018
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A	0.60%	—	0.09%	—	0.69%	—	0.69%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A††	0.89%	—	0.10%	—	0.99%	0.05%	0.94%
Clarion Global Real Estate Portfolio — Class A	0.61%	—	0.05%	—	0.66%	0.01%	0.65%
ClearBridge Aggressive Growth Portfolio — Class A	0.56%	—	0.02%	—	0.58%	0.02%	0.56%
Harris Oakmark International Portfolio — Class A	0.77%	—	0.04%	—	0.81%	0.02%	0.79%
Invesco Comstock Portfolio — Class B	0.56%	0.25%	0.03%	—	0.84%	0.02%	0.82%
MFS® Research International Portfolio — Class B	0.70%	0.25%	0.05%	—	1.00%	0.10%	0.90%
Morgan Stanley Discovery Portfolio — Class B††	0.64%	0.25%	0.04%	—	0.93%	0.02%	0.91%
Oppenheimer Global Equity Portfolio — Class B	0.66%	0.25%	0.05%	—	0.96%	0.12%	0.84%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.26%	—	0.99%	0.03%	0.96%
T. Rowe Price Large Cap Value Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.05%	0.79%
T. Rowe Price Large Cap Value Portfolio — Class E††	0.57%	0.15%	0.02%	—	0.74%	0.05%	0.69%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	0.33%	—	0.10%	—	0.43%	—	0.43%
BlackRock Capital Appreciation Portfolio — Class A	0.69%	—	0.03%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.04%	—	0.39%	0.03%	0.36%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.11%	0.61%
Frontier Mid Cap Growth Portfolio — Class D	0.71%	0.10%	0.04%	—	0.85%	0.02%	0.83%
Jennison Growth Portfolio — Class B	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
MetLife Stock Index Portfolio — Class B	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MFS® Total Return Portfolio — Class F	0.56%	0.20%	0.06%	—	0.82%	—	0.82%
MFS® Value Portfolio — Class D	0.61%	0.10%	0.02%	—	0.73%	0.06%	0.67%
Neuberger Berman Genesis Portfolio — Class A	0.82%	—	0.03%	—	0.85%	0.01%	0.84%
T. Rowe Price Large Cap Growth Portfolio — Class B	0.60%	0.25%	0.02%	—	0.87%	0.05%	0.82%
T. Rowe Price Small Cap Growth Portfolio — Class B	0.47%	0.25%	0.03%	—	0.75%	—	0.75%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A††	0.57%	—	0.03%	—	0.60%	0.06%	0.54%
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	0.57%	0.25%	0.03%	—	0.85%	0.06%	0.79%
Fidelity ® Variable Insurance Products — Service Class 2
Contrafund® Portfolio	0.54%	0.25%	0.08%	—	0.87%	—	0.87%
Mid Cap Portfolio	0.54%	0.25%	0.08%	—	0.87%	—	0.87%
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Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio	0.75%	—	0.04%	—	0.79%	—	0.79%
ClearBridge Variable Appreciation Portfolio	0.69%	—	0.04%	—	0.73%	—	0.73%
ClearBridge Variable Large Cap Growth Portfolio	0.70%	—	0.10%	—	0.80%	—	0.80%
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.07%	—	0.72%	—	0.72%
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
The Annuity Contract

The Variable Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 804-842-9325 or through your registered representative. You should read the prospectuses for the Underlying Funds carefully. We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment adviser and any subadviser:
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Clarion Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
ClearBridge Aggressive Growth Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: ClearBridge Investments, LLC
Harris Oakmark International Portfolio — Class A	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
MFS ® Research International Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio — Class B††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
Oppenheimer Global Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio — Class B	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Large Cap Value Portfolio — Class E††	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio — Class D	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio — Class B	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio — Class D	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class A	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
T. Rowe Price Large Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio — Class B	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class A††	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Fidelity ® Variable Insurance Products — Service Class 2
Contrafund ® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company Subadviser: FMR Co., Inc.
Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company Subadviser: FMR Co., Inc.
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Appreciation Portfolio	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix A — Additional Information Regarding Underlying Funds" for more information.
Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers.We monitor transfer activity in the following “Monitored Funds” for purposes of imposing our restrictions on frequent transfers.
BlackRock High Yield Portfolio
Clarion Global Real Estate Portfolio
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Harris Oakmark International Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
Oppenheimer Global Equity Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Other Information

The Insurance Company
Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.
BLIC is an indirectly wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Cybersecurity
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Variable Funding Options; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Variable Funding Options invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Variable Funding Options will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Variable Funding Options invest.
Financial Statements
The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.
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Appendix A

Additional Information Regarding Underlying Funds
A certain Underlying Fund was subject to a name change. The chart below identifies the former name and new name of the Underlying Fund and the Trust of which the Underlying Fund is a part.
Underlying Fund Name Change
The following former Underlying Fund was renamed.
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
Morgan Stanley Mid Cap Growth Portfolio	Morgan Stanley Discovery Portfolio

A-1